Loss Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the year ended December 31, 2011 as well as for the year ended December 31, 2010.